Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Entity File Number	001-41638
Entity Registrant Name	AMBIPAR EMERGENCY RESPONSE
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Avenida Angélica, nº 2346, 5th Floor
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	01228-200
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Entity Central Index Key	0001937441
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Auditor [Line Items]
Auditor Name	BDO RCS Auditores Independentes SS Ltda.
Auditor Location	São Paulo, Brazil
Auditor Firm ID	5485
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	AMBI
Security Exchange Name	NYSE
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	16,195,105
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	39,234,746
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	AMBIWS
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	16,180,000
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Avenida Angélica, nº 2346, 5th Floor
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	01228-200
Contact Personnel Name	Rafael Espírito Santo
Country Region	+55
City Area Code	11
Local Phone Number	3429-5000
Contact Personnel Email Address	ir.response@ambipar.com